GENERAL (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Financial Results of Discontinued Operations
The summarized results of operations for Vexigo and TABS Brazil Ltd for the years ended December 31, 2018, 2019 and 2020, are as follows:

	Year ended December 31,
	2020	2019	*)2018
Revenue	$-	$301	$794
Cost of revenues	-	255	1,034
Gross profit (loss)	-	46	(240)
Operating expenses (income)	(58)	(9)	310
Operating loss (income)	(58)	(55)	550
Financial income, net	21	2	16
Gain on disposal of the discontinued operations	-	-	250
Total net loss (income) from discontinued operations	$(37)	$(57)	$284

*)       Represent the results of the discontinued operations until their disposal.

The major classes of assets and liabilities that were classified as discontinued operations were:

	December 31,
	2020	2019

Cash and cash equivalents	$176	$170
Property and equipment, net	2	2
Total assets of discontinued operations	178	172

Trade payables	334	337
Accrued expenses and other liabilities	162	179
Total liabilities of discontinued operations	$496	$516